Subsequent Events (Details)				0 Months Ended		0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	May 31, 2013	Oct. 16, 2014 Subsequent event	Oct. 14, 2014 Subsequent event	Mar. 14, 2014 Subsequent event Upparcase Living
Subsequent Events
Common stock issuable in consideration (in shares)						28,920
Reverse stock split of shares of common stock				0.05
Common stock, shares authorized	250,000,000	250,000,000	5,000,000,000	250,000,000	5,000,000,000
Preferred stock, authorized shares	500,000	500,000		500,000	10,000,000